Catalyst Hedged Insider Buying Fund

Catalyst Insider Long/Short Fund

Catalyst Intelligent Alternative Fund

Catalyst Hedged Futures Strategy Fund

Catalyst Time Value Trading Fund

Catalyst/Lyons Hedged Premium Return Fund

Catalyst Macro Strategy Fund

Catalyst/Auctos Multi-Strategy Fund

Catalyst Hedged Commodity Strategy Fund

Catalyst/Millburn Hedge Strategy Fund

each series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Hedged Insider Buying Fund, Catalyst Insider Long/Short Fund, Catalyst Intelligent Alternative Fund, Catalyst Hedged Futures Strategy Fund, Catalyst/Lyons Hedged Premium Return Fund, Catalyst Macro Strategy Fund, Catalyst Time Value Trading Fund, Catalyst/Auctos Multi-Strategy Fund, Catalyst Hedged Commodity Strategy Fund and Catalyst/Millburn Hedge Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on November 2, 2016, (SEC Accession No. 0001580642-16-011816).